UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Michael W. Stockton

American Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio
September 30, 2014
unaudited
Common stocks 66.74% Financials 12.35%	Shares	Value (000)
Wells Fargo & Co.	30,992,000	$1,607,555
Berkshire Hathaway Inc., Class A1	6,580	1,361,402
JPMorgan Chase & Co.	19,956,000	1,202,149
American Express Co.	11,300,000	989,202
ACE Ltd.	5,640,000	591,467
Citigroup Inc.	10,500,000	544,110
Capital One Financial Corp.	5,569,000	454,542
Weyerhaeuser Co.	13,115,242	417,852
SunTrust Banks, Inc.	10,000,000	380,300
U.S. Bancorp	8,500,000	355,555
Goldman Sachs Group, Inc.	1,711,700	314,217
Equity Residential	4,362,500	268,643
Moody’s Corp.	2,745,000	259,402
American Tower Corp.	1,628,531	152,479
Chubb Corp.	1,500,000	136,620
Allstate Corp.	2,000,000	122,740
Bank of America Corp.	7,000,000	119,350
BlackRock, Inc.	300,000	98,496
Sumitomo Mitsui Financial Group, Inc. (ADR)	8,500,000	69,700
		9,445,781
Information technology 8.78%
Microsoft Corp.	60,905,000	2,823,556
ASML Holding NV (New York registered)	4,055,401	400,755
ASML Holding NV	1,470,405	146,384
Texas Instruments Inc.	11,232,000	535,654
Cisco Systems, Inc.	18,250,000	459,353
TE Connectivity Ltd.	7,805,000	431,538
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	17,175,000	346,592
Avago Technologies Ltd.	3,565,000	310,155
VeriSign, Inc.[1]	5,400,000	297,648
Google Inc., Class A1	446,350	262,637
Intel Corp.	7,500,000	261,150
Analog Devices, Inc.	4,715,000	233,345
salesforce.com, inc.[1]	1,980,000	113,909
Maxim Integrated Products, Inc.	2,980,000	90,115
		6,712,791
American Balanced Fund — Page 1 of 27

unaudited
Common stocks Consumer discretionary 8.74%	Shares	Value (000)
Home Depot, Inc.	17,499,349	$1,605,390
Comcast Corp., Class A	29,847,000	1,605,172
Amazon.com, Inc.[1]	4,076,000	1,314,265
Twenty-First Century Fox, Inc., Class A	15,421,900	528,817
Walt Disney Co.	5,220,000	464,736
VF Corp.	4,890,000	322,887
Macy’s, Inc.	3,500,000	203,630
CBS Corp., Class B	3,250,000	173,875
Time Warner Inc.	2,000,000	150,420
NIKE, Inc., Class B	1,305,000	116,406
General Motors Co.	3,500,000	111,790
Carnival Corp., units	1,400,000	56,238
Las Vegas Sands Corp.	485,800	30,222
		6,683,848
Industrials 8.63%
Boeing Co.	12,695,000	1,617,089
Lockheed Martin Corp.	6,997,037	1,278,918
Union Pacific Corp.	7,300,000	791,466
General Electric Co.	23,650,000	605,913
Parker-Hannifin Corp.	4,100,000	468,015
Cummins Inc.	2,924,400	385,962
United Technologies Corp.	3,465,000	365,904
Deere & Co.	3,610,000	295,984
Siemens AG	1,750,000	208,590
Northrop Grumman Corp.	1,250,000	164,700
Honeywell International Inc.	1,750,000	162,960
Caterpillar Inc.	1,300,000	128,739
General Dynamics Corp.	600,000	76,254
Rockwell Collins, Inc.	640,000	50,240
		6,600,734
Consumer staples 7.84%
Coca-Cola Co.	27,345,000	1,166,538
Philip Morris International Inc.	13,400,000	1,117,560
Procter & Gamble Co.	11,220,000	939,563
PepsiCo, Inc.	9,067,000	844,047
Nestlé SA	8,880,000	653,420
Nestlé SA (ADR)	1,000,000	73,630
Costco Wholesale Corp.	5,677,326	711,482
Walgreen Co.	3,500,000	207,445
Wal-Mart Stores, Inc.	1,500,000	114,705
Colgate-Palmolive Co.	1,400,000	91,308
Unilever NV (New York registered)	1,835,000	72,813
		5,992,511
American Balanced Fund — Page 2 of 27

unaudited
Common stocks Health care 7.07%	Shares	Value (000)
Merck & Co., Inc.	25,315,000	$1,500,673
UnitedHealth Group Inc.	9,295,000	801,694
Roche Holding AG	2,358,957	699,509
Pfizer Inc.	23,220,000	686,615
Johnson & Johnson	6,010,000	640,606
Bristol-Myers Squibb Co.	9,950,000	509,241
AbbVie Inc.	2,600,000	150,176
Express Scripts Holding Co.[1]	1,870,000	132,078
Baxter International Inc.	1,500,000	107,655
Gilead Sciences, Inc.[1]	1,000,000	106,450
Vertex Pharmaceuticals Inc.[1]	600,000	67,386
		5,402,083
Energy 5.17%
Royal Dutch Shell PLC, Class B (ADR)	8,058,000	637,549
Chevron Corp.	5,244,755	625,804
ConocoPhillips	6,832,508	522,824
Enbridge Inc.	9,795,000	468,985
Chesapeake Energy Corp.	9,200,000	211,508
Kinder Morgan, Inc.	5,400,000	207,036
Baker Hughes Inc.	3,000,000	195,180
Concho Resources Inc.[1]	1,475,000	184,950
Phillips 66	2,180,000	177,256
Southwestern Energy Co.[1]	5,000,000	174,750
Occidental Petroleum Corp.	1,800,000	173,070
CONSOL Energy Inc.	4,500,000	170,370
Transocean Ltd.	2,500,000	79,925
Suncor Energy Inc.	2,000,000	72,378
TOTAL SA (ADR)	800,000	51,560
		3,953,145
Materials 3.03%
Potash Corp. of Saskatchewan Inc.	17,118,638	591,620
E.I. du Pont de Nemours and Co.	6,750,000	484,380
Dow Chemical Co.	7,980,000	418,471
Mosaic Co.	8,365,000	371,490
Nucor Corp.	4,500,000	244,260
Monsanto Co.	1,800,000	202,518
Cliffs Natural Resources Inc.	666,777	6,921
		2,319,660
Utilities 0.72%
PG&E Corp.	6,360,000	286,454
Duke Energy Corp.	1,290,000	96,453
Exelon Corp.	2,650,000	90,339
FirstEnergy Corp.	2,200,000	73,854
		547,100
Telecommunication services 0.29%
AT&T Inc.	3,415,000	120,344
Verizon Communications Inc.	2,010,000	100,480
		220,824
American Balanced Fund — Page 3 of 27

unaudited
Common stocks Miscellaneous 4.12%	Shares	Value (000)
Other common stocks in initial period of acquisition		$3,150,382
Total common stocks (cost: $31,777,765,000)		51,028,859
Preferred securities 0.01% U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[2]	7,440	5,310
Total preferred securities (cost: $5,208,000)		5,310
Bonds, notes & other debt instruments 27.98% U.S. Treasury bonds & notes 8.92% U.S. Treasury 6.86%	Principal amount (000)
U.S. Treasury 0.25% 2014	$30,000	30,011
U.S. Treasury 0.50% 2014	95,605	95,622
U.S. Treasury 0.25% 2015	646,000	646,943
U.S. Treasury 0.375% 2015	382,000	382,993
U.S. Treasury 0.625% 2016	217,500	217,815
U.S. Treasury 1.50% 2016	205,000	208,651
U.S. Treasury 4.50% 2016	58,500	61,876
U.S. Treasury 4.625% 2017	61,750	67,301
U.S. Treasury 0.625% 2018	775,000	754,811
U.S. Treasury 1.50% 2019	331,145	327,834
U.S. Treasury 1.625% 2019	518,800	515,739
U.S. Treasury 1.625% 2019	409,800	407,800
U.S. Treasury 1.75% 2019	41,750	41,711
U.S. Treasury 2.00% 2021	105,600	104,205
U.S. Treasury 2.125% 2021	69,000	68,596
U.S. Treasury 1.625% 2022	95,725	90,535
U.S. Treasury 2.50% 2023	30,525	30,715
U.S. Treasury 2.50% 2024	194,500	194,687
U.S. Treasury 2.75% 2024	50,000	51,194
U.S. Treasury 5.50% 2028	58,750	77,115
U.S. Treasury 5.375% 2031	40,000	52,972
U.S. Treasury 4.50% 2036	104,882	129,546
U.S. Treasury 3.75% 2041	11,425	12,681
U.S. Treasury 3.125% 2043	91,550	90,263
U.S. Treasury 3.625% 2043	135,350	146,347
U.S. Treasury 3.125% 2044	74,572	73,404
U.S. Treasury 3.375% 2044	130,000	134,246
U.S. Treasury 3.625% 2044	210,375	227,451
		5,243,064
U.S. Treasury inflation-protected securities 2.06%
U.S. Treasury Inflation-Protected Security 0.125% 2016[3]	33,293	33,698
U.S. Treasury Inflation-Protected Security 0.125% 2017[3]	121,654	123,369
U.S. Treasury Inflation-Protected Security 2.375% 2017[3]	212,657	227,226
U.S. Treasury Inflation-Protected Security 0.125% 2019[3]	75,166	75,397
U.S. Treasury Inflation-Protected Security 2.125% 2019[3]	55,485	60,675
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	22,626	22,408
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	97,089	93,326
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	444,858	447,629
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	63,198	74,134
American Balanced Fund — Page 4 of 27

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	$94,843	$87,062
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	69,638	61,623
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	250,231	268,055
		1,574,602
Total U.S. Treasury bonds & notes		6,817,666
Corporate bonds & notes 8.45% Financials 2.78%
ACE INA Holdings Inc. 2.60% 2015	12,665	12,934
ACE INA Holdings Inc. 3.35% 2024	7,000	7,000
American Campus Communities, Inc. 3.75% 2023	7,915	7,819
American Campus Communities, Inc. 4.125% 2024	12,175	12,237
American Express Co. 6.15% 2017	22,800	25,689
American Express Credit Co. 1.55% 2017	15,465	15,467
American International Group, Inc. 2.30% 2019	20,680	20,556
American International Group, Inc. 3.375% 2020	12,000	12,379
American Tower Corp. 4.625% 2015	10,000	10,201
American Tower Corp. 3.40% 2019	13,550	13,860
ANZ National (International) Ltd. 3.125% 2015[2]	16,500	16,871
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,614
AXA SA, Series B, junior subordinated 6.379% (undated)[2,4]	6,680	7,214
Bank of America Corp., Series L, 3.625% 2016	13,820	14,324
Bank of America Corp. 3.75% 2016	21,955	22,927
Bank of America Corp. 1.25% 2017	15,000	14,954
Bank of America Corp., Series L, 2.65% 2019	30,000	29,965
Bank of America Corp. 5.625% 2020	15,500	17,546
Bank of America Corp. 4.00% 2024	21,700	21,958
Bank of America Corp. 4.20% 2024	10,725	10,631
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,414
Bank of Nova Scotia 2.55% 2017	20,000	20,629
Barclays Bank PLC 2.50% 2019	11,095	11,123
BB&T Corp. 1.00% 2017	15,000	14,902
BB&T Corp., Series C, 1.60% 2017	16,750	16,809
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,670
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,418
Berkshire Hathaway Inc. 2.90% 2020	21,500	21,890
BNP Paribas 3.60% 2016	13,000	13,476
Boston Properties, Inc. 3.70% 2018	20,000	21,190
BPCE SA group 4.00% 2024	14,700	14,840
BPCE SA group 4.625% 2024[2]	7,200	7,059
BPCE SA group 5.15% 2024[2]	19,235	19,865
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,641
Citigroup Inc. 4.587% 2015	20,950	21,890
Citigroup Inc. 3.953% 2016	13,050	13,711
Citigroup Inc. 8.50% 2019	8,416	10,532
Citigroup Inc. 3.75% 2024	5,000	4,988
CME Group Inc. 5.30% 2043	6,800	7,813
CNA Financial Corp. 5.85% 2014	25,000	25,288
CNA Financial Corp. 6.50% 2016	13,500	14,832
CNA Financial Corp. 3.95% 2024	9,910	10,050
Commonwealth Bank of Australia 2.30% 2019	24,300	24,167
Corporate Office Properties LP 5.25% 2024	29,480	31,484
Corporate Office Properties Trust 3.60% 2023	12,100	11,597
American Balanced Fund — Page 5 of 27

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.625% 2024	$38,970	$38,507
DDR Corp. 3.50% 2021	7,000	7,062
Developers Diversified Realty Corp. 9.625% 2016	1,825	2,049
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,921
Discover Financial Services 4.20% 2023	16,955	17,590
ERP Operating LP 5.375% 2016	25,000	27,003
ERP Operating LP 4.75% 2020	12,000	13,276
ERP Operating LP 4.50% 2044	11,400	11,272
Essex Portfolio L.P. 3.875% 2024	21,515	21,592
Goldman Sachs Group, Inc. 3.625% 2016	46,650	48,222
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,376
Goldman Sachs Group, Inc. 2.625% 2019	50,377	50,288
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,196
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,783
Goldman Sachs Group, Inc. 3.625% 2023	7,840	7,782
Goldman Sachs Group, Inc. 3.85% 2024	14,700	14,641
Goldman Sachs Group, Inc. 4.00% 2024	7,760	7,827
HCP, Inc. 5.375% 2021	15,000	16,763
Hospitality Properties Trust 6.30% 2016	12,631	13,353
Hospitality Properties Trust 6.70% 2018	23,400	26,134
Hospitality Properties Trust 5.00% 2022	4,350	4,587
Hospitality Properties Trust 4.50% 2023	16,130	16,362
HSBC Holdings PLC 4.25% 2024	25,400	25,817
Intercontinentalexchange, Inc. 2.50% 2018	26,000	26,429
Intesa Sanpaolo SpA 5.017% 2024[2]	26,160	25,467
JPMorgan Chase & Co. 1.35% 2017	23,520	23,484
JPMorgan Chase & Co. 1.625% 2018	21,500	21,221
JPMorgan Chase & Co. 3.25% 2022	12,000	11,835
JPMorgan Chase & Co. 3.20% 2023	7,666	7,493
JPMorgan Chase & Co. 3.625% 2024	12,194	12,190
JPMorgan Chase & Co. 3.875% 2024	49,300	48,306
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[4]	25,000	26,488
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,959
Kimco Realty Corp. 5.70% 2017	6,180	6,830
Kimco Realty Corp. 3.125% 2023	15,705	15,121
Leucadia National Corp. 5.50% 2023	830	871
Liberty Mutual Group Inc. 4.25% 2023[2]	3,000	3,072
Lloyds Banking Group PLC 2.30% 2018	7,430	7,456
Lloyds Banking Group PLC 2.35% 2019	17,895	17,781
MetLife Global Funding I 2.50% 2015[2]	16,000	16,318
MetLife Global Funding I 2.30% 2019[2]	31,975	32,002
Metlife, Inc. 3.60% 2024	12,375	12,535
Morgan Stanley 1.75% 2016	8,000	8,088
Morgan Stanley 3.80% 2016	8,700	9,068
Morgan Stanley 2.375% 2019	28,300	27,865
Morgan Stanley 3.75% 2023	5,000	5,004
Morgan Stanley, Series F, 3.875% 2024	31,095	31,133
Morgan Stanley 4.35% 2026	21,730	21,413
Nationwide Mutual Insurance Co. 5.81% 2024[2,4]	8,150	8,221
New York Life Global Funding 2.10% 2019[2]	15,000	15,005
PNC Financial Services Group, Inc. 3.90% 2024	23,800	23,820
PRICOA Global Funding I 1.35% 2017[2]	15,500	15,434
Prologis, Inc. 4.25% 2023	29,420	30,431
Prudential Financial, Inc. 2.30% 2018	7,595	7,667
American Balanced Fund — Page 6 of 27

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.50% 2024	$25,300	$25,097
Prudential Holdings, LLC, Series C, 8.695% 2023[2,5]	11,007	13,950
QBE Insurance Group Ltd. 2.40% 2018[2]	17,000	17,024
Rabobank Nederland 2.25% 2019	15,000	15,080
Rabobank Nederland 4.625% 2023	35,495	36,852
Regions Financial Corp. 7.75% 2014	3,664	3,690
Simon Property Group, LP 1.50% 2018[2]	13,825	13,688
Standard Chartered PLC 2.40% 2019[2]	33,800	33,580
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,703
Svenska Handelsbanken AB 2.25% 2019	10,000	9,973
Toronto-Dominion Bank 2.375% 2016	12,000	12,340
UBS AG 2.375% 2019	22,300	22,124
Unum Group 5.625% 2020	345	394
US Bancorp., Series T, 1.65% 2017	19,500	19,691
US Bancorp. 3.70% 2024	26,300	27,049
WEA Finance LLC 2.70% 2019[2]	5,395	5,415
WEA Finance LLC 3.75% 2024[2]	15,600	15,594
WEA Finance LLC 4.75% 2044[2]	6,670	6,777
Wells Fargo & Co. 1.25% 2016	18,000	18,111
Wells Fargo & Co. 3.676% 2016	19,000	19,871
Wells Fargo & Co. 2.125% 2019	38,100	37,686
Wells Fargo & Co. 4.60% 2021	25,000	27,439
Wells Fargo & Co. 3.30% 2024	39,300	38,615
Westpac Banking Corp. 3.00% 2015	15,300	15,741
		2,127,318
Energy 1.02%
Anadarko Petroleum Corp. 5.95% 2016	14,500	15,823
Anadarko Petroleum Corp. 3.45% 2024	8,260	8,132
Anadarko Petroleum Corp. 6.45% 2036	3,700	4,523
BG Energy Capital PLC 2.50% 2015[2]	7,200	7,338
BG Energy Capital PLC 2.875% 2016[2]	12,325	12,756
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,194
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,746
Cenovus Energy Inc. 3.00% 2022	7,395	7,238
Cenovus Energy Inc. 3.80% 2023	31,300	32,042
ConocoPhillips 1.05% 2017	16,000	15,802
Devon Energy Corp. 2.25% 2018	31,270	31,236
Devon Energy Corp. 3.25% 2022	8,000	7,957
Devon Energy Corp. 4.75% 2042	6,500	6,491
Diamond Offshore Drilling, Inc. 4.875% 2043	25,530	23,753
Ecopetrol SA 5.875% 2045	945	962
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,032
Enbridge Energy Partners, LP 4.20% 2021	300	317
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	16,295
Enbridge Energy Partners, LP 5.50% 2040	15,000	16,131
Enbridge Inc. 5.60% 2017	10,000	10,999
Enbridge Inc. 4.00% 2023	45,000	46,691
EnLink Midstream Partners, LP 4.40% 2024	1,825	1,898
Enterprise Products Operating LLC 1.25% 2015	10,000	10,049
Enterprise Products Operating LLC 5.20% 2020	6,355	7,147
Enterprise Products Operating LLC 3.35% 2023	13,000	12,822
Enterprise Products Operating LLC 3.90% 2024	39,845	40,521
Exxon Mobil Corp. 0.921% 2017	15,000	14,979
American Balanced Fund — Page 7 of 27

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 1.819% 2019	$20,000	$20,019
Halliburton Co. 2.00% 2018	20,000	20,138
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	19,791
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,965
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,000
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,011
Kinder Morgan Energy Partners, LP 4.25% 2024	13,045	12,931
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	12,926
Kinder Morgan Energy Partners, LP 5.50% 2044	8,793	8,844
Marathon Oil Corp. 0.90% 2015	16,000	16,010
Shell International Finance BV 1.125% 2017	21,000	20,910
Shell International Finance BV 2.00% 2018	8,915	8,986
Spectra Energy Partners, LP 4.75% 2024	7,030	7,556
Statoil ASA 3.125% 2017	16,500	17,334
Statoil ASA 4.25% 2041	6,000	6,020
StatoilHydro ASA 2.90% 2014	13,285	13,296
StatoilHydro ASA 1.80% 2016	16,000	16,303
StatoilHydro ASA 2.65% 2024	7,000	6,709
Total Capital Canada Ltd. 1.45% 2018	10,940	10,881
Total Capital International 2.125% 2018	10,500	10,643
Total Capital International 2.10% 2019	15,000	14,954
Total Capital International 3.70% 2024	10,000	10,278
Total Capital SA 3.00% 2015	17,000	17,330
TransCanada PipeLines Ltd. 0.875% 2015	13,000	13,028
TransCanada PipeLines Ltd. 5.00% 2043	22,000	23,186
Transocean Inc. 6.375% 2021	13,050	13,904
Williams Partners LP 4.125% 2020	3,000	3,146
Williams Partners LP 4.50% 2023	12,400	12,986
Williams Partners LP 4.30% 2024	7,870	8,045
Williams Partners LP 3.90% 2025	12,000	11,810
Williams Partners LP 5.40% 2044	1,915	2,039
		777,853
Consumer discretionary 0.86%
21st Century Fox America, Inc. 3.70% 2024[2]	18,420	18,300
American Honda Finance Corp. 2.25% 2019	16,500	16,494
Bed Bath & Beyond Inc. 3.749% 2024	9,095	9,032
Carnival Corp. 3.95% 2020	5,000	5,243
CBS Corp. 2.30% 2019	39,300	38,821
Comcast Corp. 6.30% 2017	16,750	19,144
Comcast Corp. 3.60% 2024	1,600	1,631
Comcast Corp. 6.45% 2037	15,000	19,233
Comcast Corp. 4.65% 2042	2,800	2,903
Comcast Corp. 4.75% 2044	22,000	23,303
Cox Communications, Inc. 5.45% 2014	4,956	5,005
Cox Communications, Inc. 2.95% 2023[2]	4,500	4,221
DaimlerChrysler North America Holding Corp. 1.30% 2015[2]	16,000	16,102
DaimlerChrysler North America Holding Corp. 1.375% 2017[2]	15,125	15,066
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	12,000	12,338
DaimlerChrysler North America Holding Corp. 2.25% 2019[2]	13,000	12,890
DaimlerChrysler North America Holding Corp. 2.875% 2021[2]	14,900	15,001
DaimlerChrysler North America Holding Corp. 3.25% 2024[2]	7,570	7,470
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	7,100	7,206
Dollar General Corp. 3.25% 2023	3,035	2,717
American Balanced Fund — Page 8 of 27

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 1.70% 2016	$17,000	$17,149
Ford Motor Credit Co. 2.50% 2016	13,000	13,243
Ford Motor Credit Co. 1.50% 2017	8,500	8,491
Ford Motor Credit Co. 2.375% 2018	8,990	9,081
Ford Motor Credit Co. 4.375% 2023	25,475	26,752
Ford Motor Credit Co. 3.664% 2024	17,500	17,178
General Motors Financial Co. 3.50% 2019	3,820	3,854
Home Depot, Inc. 2.00% 2019	47,700	47,440
Home Depot, Inc. 4.40% 2021	15,000	16,704
Home Depot, Inc. 5.95% 2041	15,000	18,755
Home Depot, Inc. 4.40% 2045	3,400	3,452
Johnson Controls, Inc. 1.40% 2017	10,000	9,925
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	4,699	4,966
NBC Universal Enterprise, Inc. 5.25% (undated)[2]	475	496
NBCUniversal Media, LLC 2.875% 2016	16,000	16,501
News America Inc. 3.00% 2022	6,000	5,855
Nordstrom, Inc. 4.00% 2021	6,245	6,692
Thomson Reuters Corp. 1.65% 2017	9,790	9,784
Thomson Reuters Corp. 6.50% 2018	20,815	24,023
Thomson Reuters Corp. 4.30% 2023	4,500	4,708
Thomson Reuters Corp. 5.65% 2043	2,000	2,230
Time Inc., Term Loan B, 4.25% 2021[4,5,6]	5,561	5,505
Time Warner Cable Inc. 6.75% 2018	20,000	23,278
Time Warner Inc. 5.875% 2016	14,210	15,598
Time Warner Inc. 4.65% 2044	12,000	11,662
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,072
Toyota Motor Credit Corp. 2.125% 2019	9,450	9,432
Viacom Inc. 4.25% 2023	8,000	8,258
Volkswagen International Finance NV 2.375% 2017[2]	20,000	20,553
Walt Disney Co. 0.875% 2014	15,500	15,519
Walt Disney Co. 1.10% 2017	14,255	14,112
		659,388
Consumer staples 0.86%
Altria Group, Inc. 9.25% 2019	5,067	6,604
Altria Group, Inc. 2.95% 2023	12,000	11,463
Altria Group, Inc. 4.00% 2024	7,400	7,568
Altria Group, Inc. 9.95% 2038	13,500	22,389
Altria Group, Inc. 4.50% 2043	18,700	17,723
Altria Group, Inc. 5.375% 2044	4,000	4,278
Anheuser-Busch InBev NV 3.625% 2015	33,000	33,573
Anheuser-Busch InBev NV 4.125% 2015	16,500	16,677
Anheuser-Busch InBev NV 1.375% 2017	16,000	15,991
Anheuser-Busch InBev NV 7.75% 2019	20,000	24,173
British American Tobacco International Finance PLC 2.125% 2017[2]	16,000	16,272
British American Tobacco International Finance PLC 9.50% 2018[2]	11,955	15,307
Coca-Cola Co. 1.50% 2015	18,970	19,186
Coca-Cola Co. 1.80% 2016	17,500	17,859
ConAgra Foods, Inc. 1.90% 2018	4,220	4,199
ConAgra Foods, Inc. 3.20% 2023	1,447	1,391
CVS Caremark Corp. 2.25% 2019	10,960	10,856
CVS Caremark Corp. 4.00% 2023	9,800	10,227
CVS Caremark Corp. 3.375% 2024	4,805	4,748
Imperial Tobacco Finance PLC 2.05% 2018[2]	16,000	15,951
American Balanced Fund — Page 9 of 27

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Imperial Tobacco Finance PLC 3.50% 2023[2]	$17,000	$16,650
Kraft Foods Inc. 2.25% 2017	9,725	9,914
Kraft Foods Inc. 5.375% 2020	10,472	11,816
Kraft Foods Inc. 3.50% 2022	23,285	23,615
Kraft Foods Inc. 6.50% 2040	10,000	12,427
Kroger Co. 3.85% 2023	3,655	3,733
Kroger Co. 5.15% 2043	9,300	9,983
Mondelez International, Inc. 4.00% 2024	12,400	12,733
PepsiCo, Inc. 7.90% 2018	15,000	18,443
Pernod Ricard SA 2.95% 2017[2]	35,500	36,619
Pernod Ricard SA 4.45% 2022[2]	9,600	10,163
Philip Morris International Inc. 1.875% 2019	5,605	5,558
Philip Morris International Inc. 2.625% 2023	16,000	15,372
Philip Morris International Inc. 3.60% 2023	13,830	14,035
Philip Morris International Inc. 4.875% 2043	4,000	4,269
Procter & Gamble Co. 1.45% 2016	13,460	13,634
Reynolds American Inc. 3.25% 2022	11,420	11,041
Reynolds American Inc. 4.85% 2023	12,000	12,808
SABMiller Holdings Inc. 2.45% 2017[2]	20,245	20,695
SABMiller Holdings Inc. 2.20% 2018[2]	18,700	18,681
Wal-Mart Stores, Inc. 2.875% 2015	11,700	11,851
Wal-Mart Stores, Inc. 2.80% 2016	25,000	25,867
Wal-Mart Stores, Inc. 3.30% 2024	19,055	19,316
Wal-Mart Stores, Inc. 4.30% 2044	9,300	9,409
WM. Wrigley Jr. Co 2.40% 2018[2]	300	302
WM. Wrigley Jr. Co 3.375% 2020[2]	30,670	31,177
		656,546
Industrials 0.65%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[5]	11,013	11,825
Atlas Copco AB 5.60% 2017[2]	14,000	15,452
Boeing Company 0.95% 2018	12,000	11,670
Burlington Northern Santa Fe LLC 3.00% 2023	4,000	3,889
Burlington Northern Santa Fe LLC 3.85% 2023	3,600	3,726
Burlington Northern Santa Fe LLC 3.40% 2024	4,760	4,705
Burlington Northern Santa Fe LLC 3.75% 2024	4,620	4,716
Burlington Northern Santa Fe LLC 4.90% 2044	15,000	15,819
Canadian National Railway Co. 1.45% 2016	8,900	9,006
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	435	444
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	3,709	3,948
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	2,667	2,833
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	5,606	6,247
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	6,425	7,052
CSX Corp. 6.25% 2015	1,997	2,054
CSX Corp. 3.40% 2024	35,435	35,407
Danaher Corp. 2.30% 2016	16,795	17,249
ERAC USA Finance Co. 2.80% 2018[2]	9,900	10,147
General Electric Capital Corp. 1.00% 2015	13,700	13,778
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,883
General Electric Capital Corp. 2.95% 2016	9,305	9,634
General Electric Capital Corp. 2.30% 2017	26,100	26,836
General Electric Capital Corp. 2.45% 2017	15,000	15,460
General Electric Capital Corp., Series A, 6.00% 2019	15,000	17,517
General Electric Capital Corp. 3.10% 2023	5,000	4,955
American Balanced Fund — Page 10 of 27

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Capital Corp. 3.45% 2024	$14,000	$14,062
General Electric Co. 0.85% 2015	19,500	19,589
General Electric Co. 2.70% 2022	16,000	15,577
General Electric Co. 4.125% 2042	11,000	10,974
General Electric Co. 4.50% 2044	5,200	5,422
General Electric Corp. 5.25% 2017	16,000	17,761
Norfolk Southern Corp. 5.75% 2016	7,615	8,085
Union Pacific Corp. 5.70% 2018	11,150	12,736
Union Pacific Corp. 2.25% 2019	4,000	4,050
Union Pacific Corp. 3.646% 2024	2,745	2,844
Union Pacific Corp. 4.15% 2045	12,250	12,064
United Technologies Corp. 3.10% 2022	30,000	30,042
United Technologies Corp. 4.50% 2042	35,460	37,254
Volvo Treasury AB 5.95% 2015[2]	9,460	9,706
Waste Management, Inc. 2.60% 2016	8,890	9,151
Waste Management, Inc. 2.90% 2022	15,000	14,728
		500,297
Utilities 0.65%
American Electric Power Co. 2.95% 2022	16,090	15,734
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,584
CMS Energy Corp. 8.75% 2019	850	1,080
CMS Energy Corp. 3.875% 2024	14,310	14,668
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	11,455	11,412
Duke Energy Corp. 3.95% 2023	7,000	7,300
Duke Energy Corp. 3.75% 2024	16,800	17,263
E.ON International Finance BV 5.80% 2018[2]	24,450	27,633
Electricité de France SA 6.95% 2039[2]	12,000	16,006
Electricité de France SA 4.875% 2044[2]	4,161	4,414
Entergy Corp. 4.70% 2017	9,600	10,274
MidAmerican Energy Co. 2.40% 2019	8,000	8,118
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,295
MidAmerican Energy Holdings Co. 3.75% 2023	35,200	36,188
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,139
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,095
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	8,000	8,101
Niagara Mohawk Power Corp. 3.553% 2014[2]	10,000	10,000
Niagara Mohawk Power Corp. 3.508% 2024[2]	6,375	6,428
Northern States Power Co. 4.125% 2044	18,000	18,171
NV Energy, Inc 6.25% 2020	10,168	11,976
Ohio Power Co., Series G, 6.60% 2033	165	213
Pacific Gas and Electric Co. 3.25% 2023	4,100	4,068
Pacific Gas and Electric Co. 3.85% 2023	19,567	20,331
Pacific Gas and Electric Co. 3.40% 2024	19,850	19,752
Pacific Gas and Electric Co. 3.75% 2024	36,340	37,266
Pacific Gas and Electric Co. 4.75% 2044	5,200	5,512
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,807
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	18,959
PG&E Corp. 2.40% 2019	9,380	9,403
Public Service Electric and Gas Co. 2.00% 2019	10,680	10,644
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,816
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,400	9,783
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,050	10,404
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,210
American Balanced Fund — Page 11 of 27

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Tampa Electric Co. 4.35% 2044	$18,025	$18,620
Teco Finance, Inc. 5.15% 2020	5,627	6,277
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,5]	1,886	2,002
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,312
Virginia Electric and Power Co. 3.45% 2024	6,415	6,534
		495,792
Health care 0.63%
AbbVie Inc. 1.75% 2017	8,000	7,979
AbbVie Inc. 2.90% 2022	1,300	1,246
AbbVie Inc. 4.40% 2042	1,400	1,320
Aetna Inc. 2.20% 2019	10,050	9,966
Amgen Inc. 2.20% 2019	905	896
Cardinal Health, Inc. 4.00% 2015	37,100	38,024
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,010
Celgene Corp 3.625% 2024	23,955	23,754
Celgene Corp 4.625% 2044	2,400	2,364
DENTSPLY International Inc. 2.75% 2016	9,830	10,114
Express Scripts Inc. 3.125% 2016	5,000	5,181
Gilead Sciences, Inc. 3.05% 2016	11,425	11,902
Gilead Sciences, Inc. 3.70% 2024	26,780	27,330
Gilead Sciences, Inc. 4.80% 2044	6,000	6,361
Humana Inc. 3.15% 2022	20,000	19,563
McKesson Corp. 3.796% 2024	14,345	14,497
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,289
Medtronic, Inc. 4.625% 2044	5,220	5,394
Novartis Capital Corp. 2.90% 2015	16,000	16,221
Novartis Capital Corp. 3.40% 2024	23,650	24,078
Pfizer Inc. 2.10% 2019	26,385	26,410
Pfizer Inc. 3.40% 2024	4,000	4,003
Roche Holdings, Inc. 2.25% 2019[2]	17,000	16,954
Roche Holdings, Inc. 2.875% 2021[2]	22,000	22,008
Roche Holdings, Inc. 3.35% 2024[2]	18,840	18,920
Roche Holdings, Inc. 7.00% 2039[2]	4,000	5,604
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	14,964
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,412
Thermo Fisher Scientific Inc. 4.15% 2024	26,630	27,633
UnitedHealth Group Inc. 6.00% 2017	22,170	24,865
UnitedHealth Group Inc. 6.00% 2018	35,000	39,819
WellPoint, Inc. 2.25% 2019	15,500	15,283
WellPoint, Inc. 3.50% 2024	14,100	13,784
		482,148
Telecommunication services 0.53%
AT&T Inc. 2.40% 2016	18,000	18,427
AT&T Inc. 4.80% 2044	11,800	11,653
British Telecommunications PLC 2.35% 2019	18,950	19,011
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,482
Deutsche Telekom International Finance BV 4.875% 2042[2]	620	644
France Télécom 4.125% 2021	20,000	21,143
Orange SA 2.75% 2019	16,977	17,201
Orange SA 5.50% 2044	14,000	15,301
Telecom Italia Capital SA 6.999% 2018	4,992	5,641
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,736
American Balanced Fund — Page 12 of 27

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Telefónica Emisiones, SAU 3.192% 2018	$15,000	$15,486
Verizon Communications Inc. 3.00% 2016	34,000	35,057
Verizon Communications Inc. 1.35% 2017	12,750	12,698
Verizon Communications Inc. 3.45% 2021	9,485	9,636
Verizon Communications Inc. 5.15% 2023	57,250	63,368
Verizon Communications Inc. 4.15% 2024	7,400	7,643
Verizon Communications Inc. 6.25% 2037	20,000	24,247
Verizon Communications Inc. 6.55% 2043	41,800	52,300
Verizon Communications Inc. 5.012% 2054[2]	41,944	42,325
		405,999
Materials 0.26%
BHP Billiton Finance (USA) Ltd. 3.85% 2023	5,000	5,209
BHP Billiton Finance (USA) Ltd. 5.00% 2043	6,000	6,608
Cliffs Natural Resources Inc. 4.875% 2021	6,310	4,843
Ecolab Inc. 3.00% 2016	12,365	12,842
Glencore Xstrata LLC 2.50% 2019[2]	16,000	15,682
Holcim Ltd. 5.15% 2023[2]	12,500	13,710
International Paper Co. 3.65% 2024	8,500	8,266
International Paper Co. 7.30% 2039	8,425	10,877
Monsanto Co. 3.375% 2024	10,000	9,971
Monsanto Co. 4.40% 2044	13,090	13,026
Mosaic Co. 4.25% 2023	4,600	4,798
Mosaic Co. 5.625% 2043	4,000	4,481
Newcrest Finance Pty Ltd. 4.45% 2021[2]	12,625	12,155
Packaging Corp. of America 4.50% 2023	610	647
Praxair, Inc. 1.05% 2017	16,000	15,840
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,360
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,094
Rio Tinto Finance (USA) Ltd. 2.25% 2018	12,850	12,918
Rohm and Haas Co. 6.00% 2017	5,003	5,600
Teck Resources Ltd. 5.40% 2043	3,000	2,814
Xstrata Canada Financial Corp. 4.95% 2021[2]	10,000	10,660
		202,401
Information technology 0.21%
Avago Technologies Ltd., Term Loan B, 3.75% 2021[4,5,6]	6,983	6,928
International Business Machines Corp. 1.95% 2016	52,500	53,605
International Business Machines Corp. 2.00% 2016	17,000	17,301
International Business Machines Corp. 3.625% 2024	30,960	31,640
Oracle Corp. 2.25% 2019	18,500	18,441
Oracle Corp. 2.375% 2019	17,500	17,752
Oracle Corp. 2.80% 2021	6,100	6,065
Xerox Corp. 2.75% 2019	5,000	5,045
		156,777
Total corporate bonds & notes		6,464,519
American Balanced Fund — Page 13 of 27

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations 7.03%	Principal amount (000)	Value (000)
Aventura Mall Trust, Series A, 3.867% 2032[2,4,5]	$20,700	$21,731
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	6,832	7,285
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	23,686	24,804
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4,5]	6,484	6,647
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[5]	1,868	1,977
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.791% 2049[4,5]	4,100	4,479
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.79% 2049[4,5]	13,569	14,725
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[4,5]	30,000	33,549
Bank of Montreal 2.85% 2015[2,5]	17,000	17,292
Bank of Nova Scotia 1.75% 2017[2,5]	65,000	65,857
Bank of Nova Scotia 2.125% 2019[5]	14,700	14,640
Barclays Bank PLC 2.25% 2017[2,5]	2,225	2,281
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[4,5]	20,000	20,859
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,845	2,026
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,5]	9,665	10,575
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-4, 5.70% 2050[5]	6,250	6,873
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	6,425	7,159
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.489% 2033[4,5]	2,884	2,854
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[5]	6,352	6,817
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[4,5]	8,796	9,038
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	21,434	22,742
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2024[2,4,5]	33,500	34,228
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	19,877	21,389
Commonwealth Bank of Australia 0.75% 2016[2,5]	13,000	13,014
Commonwealth Bank of Australia 1.875% 2018[2,5]	5,700	5,680
Commonwealth Bank of Australia 2.00% 2019[2,5]	22,100	22,002
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.155% 2023[2,4,5]	863	872
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.755% 2024[2,4,5]	1,826	1,828
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 1.105% 2024[4,5]	8,084	7,967
Connecticut Avenue Securities, Series 2014-C03, Class 2M-1, 1.355% 2024[4,5]	4,793	4,753
Connecticut Avenue Securities, Series 2014-C03, Class 1M-1, 1.355% 2024[4,5]	3,014	2,994
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.954% 2027[2,4,5]	5,215	5,222
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	488	531
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	758	805
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	644	692
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	1,146	1,222
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[5]	3,774	3,890
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[4,5]	7,107	7,686
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	18,360	19,970
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[2,5]	19,030	19,696
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,5]	13,337	13,779
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,5]	9,500	10,630
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.006% 2031[2,4,5]	20,910	20,925
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.356% 2031[2,4,5]	4,005	3,982
Fannie Mae 11.00% 2018[5]	51	55
Fannie Mae 4.50% 2025[5]	6,853	7,314
Fannie Mae 4.50% 2025[5]	7,005	7,474
Fannie Mae 2.50% 2027[5]	1,197	1,211
Fannie Mae 2.50% 2027[5]	2,431	2,460
Fannie Mae 2.50% 2027[5]	1,896	1,910
Fannie Mae 2.50% 2027[5]	1,006	1,018
Fannie Mae 2.50% 2027[5]	35,903	36,334
Fannie Mae 2.50% 2027[5]	34,318	34,729
American Balanced Fund — Page 14 of 27

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2027[5]	$1,012	$1,024
Fannie Mae 2.50% 2027[5]	2,146	2,172
Fannie Mae 2.50% 2028[5]	27,153	27,478
Fannie Mae 2.50% 2028[5]	6,386	6,463
Fannie Mae 2.50% 2028[5]	1,803	1,825
Fannie Mae 2.50% 2028[5]	454	459
Fannie Mae 2.50% 2028[5]	881	892
Fannie Mae 2.50% 2028[5]	1,117	1,130
Fannie Mae 2.50% 2028[5]	2,700	2,732
Fannie Mae 2.50% 2028[5]	2,717	2,737
Fannie Mae 2.50% 2028[5]	2,883	2,904
Fannie Mae 5.50% 2033[5]	505	566
Fannie Mae 5.50% 2033[5]	4,892	5,485
Fannie Mae 5.50% 2033[5]	4,370	4,899
Fannie Mae 4.50% 2034[5]	17,974	19,459
Fannie Mae 5.50% 2035[5]	2,106	2,361
Fannie Mae 5.50% 2035[5]	1,117	1,253
Fannie Mae 5.00% 2035[5]	1,989	2,206
Fannie Mae 6.50% 2035[5]	4,032	4,660
Fannie Mae 5.50% 2036[5]	438	489
Fannie Mae 5.50% 2036[5]	394	440
Fannie Mae 6.00% 2036[5]	1,284	1,449
Fannie Mae 6.00% 2037[5]	16,433	18,555
Fannie Mae 6.50% 2037[5]	1,630	1,833
Fannie Mae 7.00% 2037[5]	379	427
Fannie Mae 6.50% 2037[5]	3,476	3,910
Fannie Mae 6.50% 2037[5]	3,487	3,932
Fannie Mae 7.00% 2037[5]	886	997
Fannie Mae 7.00% 2037[5]	680	765
Fannie Mae 5.50% 2038[5]	983	1,095
Fannie Mae 6.50% 2038[5]	4,863	5,346
Fannie Mae 6.00% 2039[5]	25,443	28,738
Fannie Mae 5.00% 2040[5]	2,546	2,817
Fannie Mae 4.378% 2040[4,5]	1,443	1,535
Fannie Mae 5.00% 2040[5]	21,416	23,680
Fannie Mae 4.00% 2040[5]	25,698	27,196
Fannie Mae 4.193% 2040[4,5]	2,431	2,580
Fannie Mae 4.50% 2040[5]	17,756	19,208
Fannie Mae 5.00% 2040[5]	3,693	4,102
Fannie Mae 5.00% 2040[5]	2,663	2,952
Fannie Mae 4.50% 2040[5]	27,287	29,520
Fannie Mae 4.50% 2040[5]	22,575	24,424
Fannie Mae 4.00% 2040[5]	4,669	4,949
Fannie Mae 4.50% 2041[5]	10,399	11,248
Fannie Mae 5.00% 2041[5]	4,119	4,552
Fannie Mae 5.00% 2041[5]	3,110	3,440
Fannie Mae 4.00% 2041[5]	13,105	13,835
Fannie Mae 5.00% 2041[5]	3,496	3,862
Fannie Mae 5.00% 2041[5]	1,614	1,785
Fannie Mae 5.00% 2041[5]	312	345
Fannie Mae 5.00% 2041[5]	3,622	4,008
Fannie Mae 5.00% 2041[5]	2,929	3,249
Fannie Mae 5.00% 2041[5]	348	386
Fannie Mae 5.00% 2041[5]	48	52
Fannie Mae 5.00% 2041[5]	40	44
American Balanced Fund — Page 15 of 27

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[5]	$2,639	$2,924
Fannie Mae 5.00% 2041[5]	2,279	2,526
Fannie Mae 5.00% 2041[5]	792	876
Fannie Mae 5.00% 2041[5]	760	843
Fannie Mae 5.00% 2041[5]	251	278
Fannie Mae 5.00% 2041[5]	158	176
Fannie Mae 5.00% 2041[5]	853	946
Fannie Mae 4.00% 2041[5]	13,279	14,053
Fannie Mae 4.00% 2041[5]	2,563	2,719
Fannie Mae 5.00% 2041[5]	360	398
Fannie Mae 5.00% 2041[5]	91	101
Fannie Mae 4.00% 2041[5]	3,826	4,056
Fannie Mae 3.547% 2041[4,5]	15,283	15,993
Fannie Mae 4.00% 2041[5]	17,389	18,404
Fannie Mae 4.00% 2041[5]	14,405	15,208
Fannie Mae 4.00% 2041[5]	8,442	8,912
Fannie Mae 4.00% 2041[5]	7,738	8,203
Fannie Mae 4.00% 2041[5]	4,445	4,712
Fannie Mae 4.00% 2042[5]	12,743	13,507
Fannie Mae 4.00% 2042[5]	3,088	3,264
Fannie Mae 5.00% 2042[5]	658	729
Fannie Mae 4.00% 2042[5]	38,899	41,235
Fannie Mae 4.00% 2042[5]	10,365	10,972
Fannie Mae 4.00% 2042[5]	4,684	4,945
Fannie Mae 4.00% 2042[5]	18,054	19,111
Fannie Mae 3.50% 2042[5]	24,671	25,275
Fannie Mae 4.00% 2042[5]	6,932	7,365
Fannie Mae 3.50% 2042[5]	7,073	7,261
Fannie Mae 4.00% 2042[5]	31,233	32,995
Fannie Mae 4.00% 2042[5]	17,382	18,369
Fannie Mae 4.00% 2042[5]	2,817	2,974
Fannie Mae 4.00% 2042[5]	55,067	58,511
Fannie Mae 4.00% 2042[5]	27,120	28,816
Fannie Mae 5.00% 2042[5]	510	562
Fannie Mae 4.00% 2042[5]	11,354	12,046
Fannie Mae 3.00% 2043[5]	11,266	11,132
Fannie Mae 4.00% 2043[5]	19,213	20,364
Fannie Mae 3.00% 2043[5]	37,926	37,469
Fannie Mae 3.00% 2043[5]	22,122	21,871
Fannie Mae 3.00% 2043[5]	4,795	4,737
Fannie Mae 3.00% 2043[5]	931	919
Fannie Mae 3.50% 2043[5]	55,698	57,031
Fannie Mae 3.50% 2043[5]	47,275	48,413
Fannie Mae 3.00% 2043[5]	4,782	4,724
Fannie Mae 3.00% 2043[5]	2,799	2,765
Fannie Mae 3.00% 2043[5]	1,191	1,177
Fannie Mae 3.00% 2043[5]	1,092	1,079
Fannie Mae 3.00% 2043[5]	964	952
Fannie Mae 3.00% 2043[5]	941	930
Fannie Mae 3.00% 2043[5]	893	883
Fannie Mae 3.50% 2043[5]	29,963	30,685
Fannie Mae 4.00% 2043[5]	68,231	72,387
Fannie Mae 4.00% 2043[5]	3,482	3,694
Fannie Mae 3.00% 2043[5]	41,955	41,445
Fannie Mae 3.00% 2043[5]	8,008	7,909
American Balanced Fund — Page 16 of 27

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2043[5]	$929	$918
Fannie Mae 3.00% 2043[5]	749	740
Fannie Mae 3.50% 2043[5]	20,401	20,889
Fannie Mae 3.50% 2043[5]	19,325	19,788
Fannie Mae 3.50% 2043[5]	10,760	11,018
Fannie Mae 3.50% 2043[5]	9,422	9,648
Fannie Mae 3.50% 2043[5]	9,369	9,593
Fannie Mae 3.50% 2043[5]	6,915	7,081
Fannie Mae 3.00% 2043[5]	166,511	164,435
Fannie Mae 3.00% 2043[5]	2,623	2,590
Fannie Mae 3.00% 2043[5]	2,498	2,467
Fannie Mae 3.00% 2043[5]	1,951	1,927
Fannie Mae 3.00% 2043[5]	1,929	1,905
Fannie Mae 3.00% 2043[5]	871	860
Fannie Mae 3.00% 2043[5]	869	858
Fannie Mae 3.00% 2043[5]	828	818
Fannie Mae 4.00% 2043[5]	9,326	9,870
Fannie Mae 4.00% 2043[5]	6,336	6,705
Fannie Mae 3.00% 2043[5]	16,619	16,435
Fannie Mae 3.00% 2043[5]	16,362	16,157
Fannie Mae 3.00% 2043[5]	13,668	13,496
Fannie Mae 3.00% 2043[5]	4,824	4,764
Fannie Mae 3.00% 2043[5]	4,805	4,745
Fannie Mae 3.00% 2043[5]	4,651	4,592
Fannie Mae 3.00% 2043[5]	2,635	2,602
Fannie Mae 3.00% 2043[5]	968	956
Fannie Mae 3.00% 2043[5]	966	954
Fannie Mae 4.00% 2043[5]	82,727	87,528
Fannie Mae 3.00% 2043[5]	22,050	21,776
Fannie Mae 3.00% 2043[5]	19,533	19,288
Fannie Mae 3.00% 2043[5]	209	207
Fannie Mae 4.00% 2043[5]	4,649	4,912
Fannie Mae 3.00% 2043[5]	8,371	8,267
Fannie Mae 4.00% 2043[5]	11,112	11,761
Fannie Mae 4.00% 2043[5]	1,121	1,189
Fannie Mae 4.00% 2043[5]	151	160
Fannie Mae 3.00% 2043[5]	17,594	17,373
Fannie Mae 4.00% 2043[5]	660	701
Fannie Mae 4.00% 2043[5]	658	698
Fannie Mae 4.00% 2043[5]	636	675
Fannie Mae 4.00% 2043[5]	518	550
Fannie Mae 4.00% 2043[5]	482	511
Fannie Mae 4.50% 2043[5]	24,857	26,844
Fannie Mae 4.50% 2043[5]	17,251	18,646
Fannie Mae 3.00% 2044[5]	166	164
Fannie Mae 2.84% 2044[4,5,7]	21,000	21,525
Fannie Mae 3.50% 2044[5,8]	100,000	102,227
Fannie Mae 4.50% 2044[5,8]	11,415	12,318
Fannie Mae 5.00% 2044[5,8]	101,175	111,688
Fannie Mae 3.50% 2044[5,8]	69,130	70,464
Fannie Mae 4.50% 2044[5,8]	530,960	571,518
Fannie Mae 7.00% 2047[5]	20	23
Fannie Mae 6.50% 2047[5]	277	308
Fannie Mae 6.50% 2047[5]	82	91
Fannie Mae 6.50% 2047[5]	59	65
American Balanced Fund — Page 17 of 27

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2047[5]	$297	$336
Fannie Mae 7.00% 2047[5]	270	304
Fannie Mae 7.00% 2047[5]	249	281
Fannie Mae 7.00% 2047[5]	90	101
Fannie Mae 6.50% 2047[5]	531	593
Fannie Mae 7.00% 2047[5]	295	333
Fannie Mae, Series 2001-4, Class NA, 10.171% 2025[4,5]	18	20
Fannie Mae, Series 2001-20, Class D, 11.006% 2031[4,5]	12	12
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[5]	2,030	1,835
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[5]	3,870	4,298
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	231	257
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	393	457
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	305	354
Fannie Mae, Series 2002-W1, Class 2A, 6.532% 2042[4,5]	448	520
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.504% 2015[2,4,5]	22,000	22,025
Freddie Mac 5.00% 2023[5]	3,279	3,535
Freddie Mac 5.00% 2023[5]	2,024	2,183
Freddie Mac 5.00% 2023[5]	831	895
Freddie Mac 5.00% 2023[5]	871	940
Freddie Mac 5.00% 2023[5]	863	931
Freddie Mac 5.00% 2023[5]	4,823	5,201
Freddie Mac 5.00% 2024[5]	6,496	7,066
Freddie Mac 6.00% 2026[5]	2,454	2,769
Freddie Mac 6.00% 2026[5]	1,991	2,238
Freddie Mac 6.00% 2026[5]	1,788	2,009
Freddie Mac 6.50% 2027[5]	1,125	1,268
Freddie Mac 6.50% 2027[5]	362	408
Freddie Mac 6.50% 2027[5]	136	154
Freddie Mac 6.50% 2028[5]	579	653
Freddie Mac 6.00% 2038[5]	445	502
Freddie Mac 6.00% 2038[5]	2,798	3,152
Freddie Mac 4.50% 2040[5]	867	936
Freddie Mac 4.50% 2040[5]	21,034	22,719
Freddie Mac 4.50% 2041[5]	827	896
Freddie Mac 4.50% 2041[5]	2,407	2,599
Freddie Mac 4.50% 2041[5]	1,065	1,156
Freddie Mac 4.50% 2041[5]	884	954
Freddie Mac 4.50% 2041[5]	2,224	2,402
Freddie Mac 4.50% 2041[5]	532	575
Freddie Mac 4.00% 2043[5]	1,800	1,903
Freddie Mac 4.00% 2043[5]	3,185	3,367
Freddie Mac 4.00% 2043[5]	1,314	1,389
Freddie Mac 4.00% 2043[5]	1,108	1,173
Freddie Mac 4.00% 2043[5]	905	959
Freddie Mac 4.00% 2043[5]	758	802
Freddie Mac 4.00% 2043[5]	567	601
Freddie Mac 3.50% 2044[5]	76,833	78,530
Freddie Mac 4.50% 2044[5,8]	82,175	88,646
Freddie Mac, Series 2013-DN1, Class M-1, 3.555% 2023[4,5]	9,899	10,297
Freddie Mac, Series 2013-DN2, Class M-1, 1.605% 2023[4,5]	7,867	7,871
Freddie Mac, Series 2014-DN1, Class M-1, 1.155% 2024[4,5]	1,283	1,277
Freddie Mac, Series 2014-DN2, Class M-1, 1.005% 2024[4,5]	6,307	6,247
Freddie Mac, Series 2014-DN2, Class M-2, 1.805% 2024[4,5]	3,535	3,430
Freddie Mac, Series 2014-DN3, Class M-1, 1.507% 2024[4,5]	22,214	22,186
Freddie Mac, Series 2014-HQ1, Class M-1, 1.807% 2024[4,5]	19,851	19,920
American Balanced Fund — Page 18 of 27

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-DN3, Class M-2, 2.557% 2024[4,5]	$3,100	$3,114
Freddie Mac, Series 2014-HQ1, Class M-2, 2.657% 2024[4,5]	11,100	11,189
Freddie Mac, Series 2014-HQ2, Class M-1, 1.604% 2024[4,5]	18,055	18,041
Freddie Mac, Series 2014-HQ2, Class M-2, 2.354% 2024[4,5]	21,320	21,143
Freddie Mac, Series T-041, Class 3-A, 6.539% 2032[4,5]	2,017	2,299
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	3,177	3,525
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	3,580	3,259
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	5,033	4,580
Freddie Mac, Series 3233, Class PA, 6.00% 2036[5]	9,129	10,254
Freddie Mac, Series 3272, Class PA, 6.00% 2037[5]	5,016	5,607
Freddie Mac, Series 3312, Class PA, 5.50% 2037[5]	6,458	7,121
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	6,430	7,090
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.49% 2045[4,5]	13,303	13,338
Government National Mortgage Assn. 10.00% 2021[5]	149	174
Government National Mortgage Assn. 6.50% 2038[5]	7,405	8,359
Government National Mortgage Assn. 6.00% 2038[5]	15,196	17,017
Government National Mortgage Assn. 4.00% 2039[5]	1,735	1,845
Government National Mortgage Assn. 4.00% 2039[5]	2,722	2,893
Government National Mortgage Assn. 4.00% 2039[5]	2,784	2,959
Government National Mortgage Assn. 4.00% 2040[5]	4,758	5,062
Government National Mortgage Assn. 4.00% 2040[5]	1,926	2,049
Government National Mortgage Assn. 4.00% 2040[5]	17,631	18,898
Government National Mortgage Assn. 4.00% 2040[5]	4,372	4,678
Government National Mortgage Assn. 4.00% 2040[5]	4,131	4,409
Government National Mortgage Assn. 4.00% 2040[5]	2,773	2,949
Government National Mortgage Assn. 4.00% 2040[5]	14,225	15,123
Government National Mortgage Assn. 4.00% 2041[5]	32,972	35,076
Government National Mortgage Assn. 4.00% 2041[5]	4,442	4,722
Government National Mortgage Assn. 4.00% 2041[5]	2,539	2,699
Government National Mortgage Assn. 4.00% 2041[5]	593	631
Government National Mortgage Assn. 4.50% 2043[5]	23,439	25,483
Government National Mortgage Assn. 4.00% 2044[5]	282,608	300,235
Government National Mortgage Assn. 4.00% 2044[5]	267,540	284,459
Government National Mortgage Assn. 4.00% 2044[5,7]	20,800	22,061
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[4,5]	22,014	23,380
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	4,379	4,733
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	38,708	41,732
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	34,122	37,615
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[5]	11,880	12,733
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[2,5]	2,667	2,752
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,5]	14,110	14,185
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[2,5]	4,000	4,068
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2014-INN, Class A, 1.074% 2029[2,4,5]	8,000	8,000
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[4,5]	7,534	7,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042[5]	1,008	1,010
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	5,158	5,486
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.508% 2045[4,5]	16,835	17,878
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,5]	28,697	29,735
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,5]	14,888	15,382
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.892% 2049[4,5]	36,575	39,904
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[4,5]	32,990	35,903
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	19,517	21,242
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	7,988	8,797
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	30,562	32,545
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047[5]	9,921	10,638
American Balanced Fund — Page 19 of 27

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[5]	$10,596	$11,035
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,5]	14,283	15,884
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[4,5]	5,643	6,209
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	8,964	9,477
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	19,994	21,650
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	28,206	30,569
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	2,675	2,849
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	24,060	26,358
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[4,5]	11,575	13,031
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[4,5]	8,000	8,788
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.066% 2046[4,5]	9,610	10,284
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[4,5]	10,000	10,967
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[2,5]	19,870	20,365
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	21,283	22,897
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	4,500	4,852
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[4,5]	23,656	26,008
National Australia Bank 1.25% 2018[2,5]	13,450	13,264
National Australia Bank 2.00% 2019[2,5]	3,800	3,793
National Australia Bank 2.125% 2019[2,5]	10,000	9,962
Norddeutsche Landesbank 2.00% 2019[2,5]	5,400	5,403
Northern Rock PLC 5.625% 2017[2,5]	2,025	2,256
Pepper Residential Securities Trust, Series 2013-1A, Class A-U2, 0.455% 2015[2,4,5]	22,000	22,023
Royal Bank of Canada 2.20% 2019[5]	36,375	36,355
Royal Bank of Canada 2.00% 2019[5]	2,300	2,322
Sparebank 1 Boligkreditt AS 1.75% 2020[2,5]	2,400	2,341
Toronto-Dominion Bank 1.50% 2017[2,5]	65,000	65,631
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[4,5]	35,281	37,521
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	14,000	15,105
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	3,860	4,133
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	10,000	10,886
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[4,5]	31,635	34,267
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.941% 2051[4,5]	17,000	18,594
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.614% 2035[4,5]	10,329	10,416
Westpac Banking Corp. 1.85% 2018[2,5]	7,000	6,981
Westpac Banking Corp. 2.00% 2019[2,5]	28,300	28,185
Westpac Banking Corp. 1.375% 2019[2,5]	2,375	2,346
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.88% 2024[2,4,5]	4,700	4,773
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2024[2,4,5]	20,000	20,643
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88% 2024[2,4,5]	2,650	2,627
		5,372,139
Federal agency bonds & notes 2.21%
CoBank, ACB 0.834% 2022[2,4]	16,135	15,167
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	6,872	6,874
Fannie Mae 0.50% 2015	175,000	175,422
Fannie Mae 0.50% 2016	94,090	94,154
Fannie Mae 0.375% 2016	64,125	63,935
Fannie Mae 0.625% 2016	62,975	63,015
Fannie Mae 5.00% 2017	5,820	6,380
Fannie Mae 2.625% 2024	73,995	72,949
Fannie Mae 6.25% 2029	4,000	5,410
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[5]	8,920	8,919
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.4588% 2017[4,5]	13,349	13,351
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[5]	16,665	16,650
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[5]	14,000	14,010
American Balanced Fund — Page 20 of 27

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[5]	$21,843	$21,451
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[4,5]	8,570	8,280
Fannie Mae, Series 2014-M1, multifamily 3.50% 2023[4,5]	23,125	23,796
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4,5]	24,642	25,378
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[4,5]	30,325	31,651
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[4,5]	38,380	39,951
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[4,5]	24,965	25,145
Federal Farm Credit Banks 0.207% 2017[4]	23,143	23,147
Federal Farm Credit Banks 0.204% 2017[4]	31,250	31,257
Federal Home Loan Bank 0.375% 2016	21,230	21,226
Federal Home Loan Bank 2.125% 2016	61,140	62,744
Federal Home Loan Bank 0.50% 2016	35,895	35,794
Federal Home Loan Bank 0.625% 2016	10,040	10,020
Federal Home Loan Bank 1.875% 2020	25,660	25,498
Federal Home Loan Bank 3.375% 2023	16,840	17,661
Freddie Mac 1.75% 2015	22,425	22,713
Freddie Mac 0.50% 2016	114,105	113,974
Freddie Mac 2.50% 2016	83,400	86,100
Freddie Mac 0.875% 2016	50,000	50,140
Freddie Mac 0.75% 2018	200,400	196,626
Freddie Mac 2.375% 2022	27,000	26,915
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[5]	20,000	19,705
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[4,5]	9,159	9,195
Freddie Mac, Series KF02, Class A3, multifamily 0.785% 2020[4,5]	3,528	3,540
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[4,5]	15,500	16,061
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[5]	11,960	12,365
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[5]	5,461	5,391
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[5]	16,000	15,582
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	16,555	16,211
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[5]	15,904	15,744
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[5]	14,500	14,337
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[5]	17,161	17,476
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[5]	6,849	6,998
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	16,500	17,283
Private Export Funding Corp. 3.55% 2024	16,785	17,706
Tennessee Valley Authority, Series A, 3.875% 2021	5,000	5,458
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	13,834
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	5,945
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,659
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	866	872
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[5]	845	868
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[5]	4,285	4,466
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[5]	4,000	3,981
		1,687,380
American Balanced Fund — Page 21 of 27

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 0.91%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2,5]	$16,535	$16,895
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[2,5]	18,500	18,346
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	21,410	21,368
Ally Master Owner Trust, Series 2014-1, Class A1, 0.624% 2019[4,5]	6,985	7,011
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[5]	7,675	7,671
Ally Master Owner Trust, Series 2014-4, Class A1, 0.554% 2019[4,5]	10,000	10,007
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[5]	3,600	3,656
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	6,300	6,304
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[5]	1,310	1,359
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[2,5]	2,625	2,622
BA Credit Card Trust, Series 2014-A1, Class A, 0.534% 2021[4,5]	11,535	11,539
Capital Auto Receivables Asset Trust, Series 2014-1-A2, 0.96% 2017[5]	6,740	6,759
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.176% 2021[2,4,5,7]	12,145	12,146
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	8,794	8,798
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	16,285	16,262
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	8,475	8,462
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.579% 2026[2,4,5]	17,095	17,103
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[2,5]	6,225	6,217
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[2,5]	4,150	4,135
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[5]	16,380	16,302
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[5]	22,725	22,726
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68% 2023[5]	11,880	11,921
CWABS, Inc., Series 2004-BC1, Class M-1, 0.905% 2034[4,5]	2,704	2,592
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[2,5]	10,000	10,002
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	20,680	20,682
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[2,5]	11,900	11,894
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[2,5]	5,000	5,002
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[2,5]	26,765	26,764
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018[5]	9,300	9,291
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[5]	18,720	18,709
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[5]	11,225	11,247
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	24,780	24,757
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[2,5]	4,250	4,252
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[2,5]	7,500	7,506
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.554% 2028[2,4,5]	19,135	19,142
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2,5]	16,000	16,015
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[2,5]	5,131	5,089
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	13,315	13,320
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[5]	33,265	33,181
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-4, 1.04% 2020[5]	30,000	29,839
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	9,639	9,643
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[5]	10,500	10,496
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	12,750	12,717
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.835% 2035[4,5]	5,812	5,829
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[2,5]	3,643	3,647
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[2,5]	11,415	11,465
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4,5]	690	723
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[5]	1,335	1,394
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[5]	962	995
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	1,665	1,694
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[5]	3,475	3,558
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	9,489	9,604
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	1,230	1,255
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[5]	15,000	14,980
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	12,975	12,988
American Balanced Fund — Page 22 of 27

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	$11,496	$11,565
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.755% 2022[2,4,5]	4,320	4,332
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.918% 2030[4,5]	4,550	4,561
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.168% 2033[4,5]	7,000	6,985
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.668% 2035[4,5]	3,350	3,195
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[2,5,7]	8,550	8,586
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	7,850	7,827
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[2,4,5]	11,320	11,357
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[2,4,5]	2,220	2,221
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[5]	7,500	7,500
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[5]	3,510	3,580
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[5]	2,625	2,696
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[5]	2,815	2,815
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.534% 2019[4,5]	8,225	8,233
		693,334
Bonds & notes of governments & government agencies outside the U.S. 0.32%
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[2]	9,205	9,243
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[2]	10,000	10,387
Colombia (Republic of) Global 5.625% 2044	15,000	16,575
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[2]	2,300	2,318
FMS Wertmanagement 1.625% 2018	5,000	4,997
Instituto de Credito Oficial 1.125% 2016[2]	9,000	9,010
Inter-American Development Bank 4.375% 2044	6,500	7,395
Israeli Government 3.15% 2023	35,000	35,227
Japan Finance Organization for Municipalities 2.125% 2019[2]	10,000	10,018
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,867
Latvia (Republic of) 2.75% 2020	10,500	10,356
Province of Manitoba 3.05% 2024	7,450	7,552
Spanish Government 4.00% 2018[2]	90,950	97,090
Swedish Export Credit Corp. 2.875% 2023[2]	3,000	2,959
United Mexican States Government Global 5.55% 2045	13,000	14,475
		246,469
Municipals 0.14%
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.32% 2038 (put 2017)[4]	2,400	2,400
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	20,386
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,250	2,342
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	2,560	2,820
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,510	1,654
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	12,400	12,540
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,194
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	494	478
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	980	1,031
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.5% 2044	1,000	1,076
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,515	4,749
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	2,645	2,651
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	700	767
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	410	420
American Balanced Fund — Page 23 of 27

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	$1,535	$1,687
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	445	464
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	560	590
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,001
State of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.677% 2029[4]	6,500	4,868
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	880	936
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,025	1,094
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	14,500	14,456
		107,604
Total bonds, notes & other debt instruments (cost: $20,991,973,000)		21,389,111
Short-term securities 6.60%
Abbott Laboratories 0.10% due 10/28/2014—12/16/2014[2]	150,500	150,481
Apple Inc. 0.09%—0.13% due 10/10/2014—1/13/2015[2]	151,000	150,967
Caterpillar Inc. 0.09%—0.11% due 11/10/2014—1/6/2015	87,100	87,073
Chevron Corp. 0.10%—0.12% due 11/7/2014—1/9/2015[2]	187,200	187,146
Coca-Cola Co. 0.11%—0.19% due 10/20/2014—1/21/2015[2]	190,000	189,955
E.I. duPont de Nemours and Co. 0.07% due 10/2/2014[2]	19,900	19,900
Emerson Electric Co. 0.08%—0.11% due 11/12/2014—12/18/2014[2]	98,400	98,385
ExxonMobil Corp. 0.07% due 10/22/2014	47,700	47,697
Fannie Mae 0.06%—0.15% due 11/12/2014—8/3/2015	977,494	977,130
Federal Farm Credit Banks 0.07%—0.12% due 10/21/2014—4/2/2015	142,800	142,784
Federal Home Loan Bank 0.03%—0.17% due 10/14/2014—8/18/2015	1,101,700	1,101,527
Freddie Mac 0.08%—0.17% due 10/2/2014—8/18/2015	940,500	940,261
General Electric Capital Corp. 0.12%—0.16% due 11/14/2014—12/22/2014	147,500	147,481
Google Inc. 0.10% due 10/22/2014[2]	52,000	51,999
IBM Corp. 0.10% due 12/4/2014—12/9/2014[2]	97,200	97,187
John Deere Financial Ltd. 0.08% due 10/24/2014[2]	22,000	21,999
JPMorgan Chase & Co. 0.25% due 3/11/2015[2]	25,000	24,974
Merck & Co. Inc. 0.07%—0.08% due 10/1/2014—10/14/2014[2]	150,000	150,000
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/7/2014	60,000	59,999
NetJets Inc. 0.06% due 10/23/2014[2]	30,000	29,998
Paccar Financial Corp. 0.11% due 10/7/2014	26,800	26,799
PepsiCo Inc. 0.07% due 12/9/2014[2]	50,000	49,990
Procter & Gamble Co. 0.10%—0.15% due 10/23/2014—1/12/2015[2]	192,800	192,774
Regents of the University of California 0.13%—0.14% due 10/9/2014—1/14/2015	42,596	42,586
Wal-Mart Stores, Inc. 0.09% due 10/27/2014[2]	57,100	57,099
Total short-term securities (cost: $5,045,492,000)		5,046,191
Total investment securities 101.33% (cost: $57,820,438,000)		77,469,471
Other assets less liabilities (1.33)%		(1,015,286)
Net assets 100.00%		$76,454,185
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Balanced Fund — Page 24 of 27

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,298,090,000, which represented 4.31% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,434,000, which represented less than .01% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $64,318,000, which represented .08% of the net assets of the fund.
[8]	A portion or all of this security purchased on a TBA basis.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
American Balanced Fund — Page 25 of 27

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with
American Balanced Fund — Page 26 of 27

unaudited
the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$9,445,781	$—	$—	$9,445,781
Information technology	6,712,791	—	—	6,712,791
Consumer discretionary	6,683,848	—	—	6,683,848
Industrials	6,600,734	—	—	6,600,734
Consumer staples	5,992,511	—	—	5,992,511
Health care	5,402,083	—	—	5,402,083
Energy	3,953,145	—	—	3,953,145
Materials	2,319,660	—	—	2,319,660
Utilities	547,100	—	—	547,100
Telecommunication services	220,824	—	—	220,824
Miscellaneous	3,150,382	—	—	3,150,382
Preferred securities	—	5,310	—	5,310
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	6,817,666	—	6,817,666
Corporate bonds & notes	—	6,464,519	—	6,464,519
Mortgage-backed obligations	—	5,372,139	—	5,372,139
Federal agency bonds & notes	—	1,687,380	—	1,687,380
Asset-backed obligations	—	693,334	—	693,334
Bonds & notes of governments & government agencies outside the U.S.	—	246,469	—	246,469
Municipals	—	107,604	—	107,604
Short-term securities	—	5,046,191	—	5,046,191
Total	$51,028,859	$26,440,612	$—	$77,469,471
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,820,673
Gross unrealized depreciation on investment securities	(293,716)
Net unrealized appreciation on investment securities	19,526,957
Cost of investment securities	57,942,514

Key to abbreviations
ADR = American Depositary Receipts
TBA = to be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-1114O-S42230	American Balanced Fund — Page 27 of 27

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2014